Equity-accounted investees - Reconciliation of Changes in Interests in Joint Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	[1]	$ 30,595
Carrying amount of interest at the end of the period		43,182	$ 30,595	[1]
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		30,595	16,867
Group's share of profit (loss) for the period		16,076	29,932		$ 40,161
Group's share of other comprehensive income		(459)	483		1,224
Carrying amount of interest at the end of the period		43,182	30,595		16,867
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		43,182	27,565		(3,298)	$ (38,095)
Offset investment with shareholders loan		0	3,030		20,165	58,520
Carrying amount of interest at the beginning of the period		30,595	16,867		20,425
Group's share of profit (loss) for the period		16,076	29,933		40,161
Group's share of other comprehensive income		(459)	483		1,224
Group's share on upstream transactions					4,646
Capital increase/(decrease) in joint ventures					(3,737)
Dividends received from joint ventures			(1,250)		(23,478)
Movement shareholders loans to joint ventures		0	0		0
Business combinations					15,981
Carrying amount of interest at the end of the period		43,182	30,595		16,867
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		28,666	162,763		203,512	317,749
Offset investment with shareholders loan		0	(3,030)		(20,165)	(58,520)
Carrying amount of interest at the beginning of the period		159,733	183,348		259,229
Group's share of profit (loss) for the period		0	0		0
Group's share of other comprehensive income		0	0		0
Group's share on upstream transactions					0
Capital increase/(decrease) in joint ventures					0
Dividends received from joint ventures			0		0
Movement shareholders loans to joint ventures		(134,097)	(40,750)		(18,499)
Business combinations					(95,738)
Carrying amount of interest at the end of the period		28,666	159,733		183,348
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0		0	0
Offset investment with shareholders loan		0	0		0	0
Carrying amount of interest at the beginning of the period		0	0		0
Group's share of profit (loss) for the period		0	0		0
Group's share of other comprehensive income		0	0		0
Group's share on upstream transactions					0
Capital increase/(decrease) in joint ventures					0
Dividends received from joint ventures			0		0
Movement shareholders loans to joint ventures		0	0		0
Business combinations					0
Carrying amount of interest at the end of the period		0	0		0
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		0	0		0	0
Offset investment with shareholders loan		0	0		0	$ 0
Carrying amount of interest at the beginning of the period		0	0		0
Group's share of profit (loss) for the period		0	0		0
Group's share of other comprehensive income		0	0		0
Group's share on upstream transactions					0
Capital increase/(decrease) in joint ventures					0
Dividends received from joint ventures			0		0
Movement shareholders loans to joint ventures		0	0		0
Business combinations					0
Carrying amount of interest at the end of the period		0	0		0
Associates
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		0	1,546
Group's share of profit (loss) for the period		0	149
Dividend in kind (shares TUKA) distributed by associate		0	1,559
Reclassification of associate to joint venture (Note 23)		0	(136)
Carrying amount of interest at the end of the period		0	0		$ 1,546
Associates | Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		30,595
Carrying amount of interest at the end of the period		$ 43,182	30,595
Associates | Investments in equity accounted investees
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			1,559
Reclassification of associate to joint venture (Note 23)			136
Associates | Shareholders loans
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture (Note 23)			0
Associates | Investments in equity accounted investees
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture (Note 23)			0
Associates | Shareholders loans
Disclosure of joint ventures [line items]
Dividend in kind (shares TUKA) distributed by associate			0
Reclassification of associate to joint venture (Note 23)			$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.